Prepayments (Tables)	6 Months Ended
Sep. 30, 2023
Schedule Of Prepayments And Other Current Assets
Schedule of Prepayments and Other Current Assets	Prepayments consisted of the following:
	As of
	September 30, 2023	March 31, 2023
Prepaid service fees	$202,716	$1,136,769
Total	$202,716	$1,136,769